Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
13. Deposits
Deposits as of December 31, 2013 and 2012 are comprised of the following:

	2013	2012
Noninterest-bearing demand	$1,076,631	$1,445,783
Interest-bearing demand	3,006,401	2,681,769
Market-based money market accounts	413,137	439,399
Savings and money market accounts, excluding market-based	5,110,992	4,451,843
Market-based time	597,858	736,612
Time, excluding market-based	3,056,321	3,386,982
	$13,261,340	$13,142,388

Deposits are reported net of unamortized yield adjustments of $3,224 and $5,179 and unamortized options related to index-linked time deposits of $5,943 and $7,578 at December 31, 2013 and 2012, respectively.
Scheduled maturities of time deposits at December 31, 2013 are as follows:

2014	$2,124,886
2015	654,877
2016	395,349
2017	176,900
2018	267,085
2019	44,227
2020	22
$3,663,346

Scheduled maturities are reported at the contractual deposit amount, gross of unamortized yield adjustments and unamortized options related to index-linked time deposits.
Time deposits that are $100,000 and greater are $1,631,153 and $1,730,666 as of December 31, 2013 and 2012, respectively.
Index-linked Time Deposits
MarketSafe Certificates of Deposit (CDs)—EB’s deposit products include MarketSafe CDs with returns that are based upon a variety of reference indices, including commodities, foreign currency and precious metals. These index-linked time deposits totaled $164,232 and $142,602 at December 31, 2013 and 2012, respectively. The general characteristics of all MarketSafe CDs include the following:

•
On the maturity date of each CD, a depositor will receive an amount equal to 100% of the original principal deposit (except upon an early withdrawal as described below) plus a supplemental payment based upon the performance of the underlying indices at specific points in time (the amount of the supplemental payment will never be a negative amount).

•	Each CD has a participation factor, which is a percentage of the upside index performance and which determines the return to the depositor on the maturity date.

•
Early withdrawals are not subject to principal protection or a guaranteed minimum annual percentage yield (APY), if any. EverBank will allow an early withdrawal only upon the death or adjudication of incompetence of the depositor, and penalties may apply.

•	Deposits are FDIC insured.

•	Terms have ranged from three to eight years.
Commodity Based CDs—During 2012 and 2013, EB had outstanding one commodity-based CD, the Diversified Commodities CD. The Diversified Commodities CD reference index is composed of ten equally weighted commodities (WTI crude oil, gold, silver, platinum, soybeans, corn, sugar, copper, nickel and lean hogs) and tied to spot pricing. Diversified Commodities CDs have a 100% participation factor, with a maximum market upside payment subject to a 10% cap of the individual commodities. The Diversified Commodities CD product was first issued March 29, 2011 and all such CDs mature by June 21, 2016.
Foreign Currency Based CDs—During 2012 and 2013, EB had outstanding four foreign currency based CDs, the BRIC CD, the Currency Returns CD, the Emerging Markets CD and the Evolving Economies CD. The BRIC CD reference index is comprised of four equally weighted currencies: Brazilian real, Russian ruble, Indian rupee, and Chinese renminbi. The BRIC CD product was first issued on August 25, 2009 and all such CDs matured by December 13, 2012. The Currency Returns CD reference index is the Deutsche Bank Currency Returns (DBCR) Index. The DBCR Index seeks to replicate three strategies (carry, momentum, and valuation) that are employed in the foreign currency market and combines them all into a single equally weighted index. Currency Returns CDs have a 100% participation factor. The Currency Returns CD product was first issued on September 28, 2010 and all such CDs mature by November 14, 2014. The Emerging Markets CD reference index is comprised of four equally weighted currencies: Columbian peso, Israeli shekel, South Korean won, and Turkish lira. The Emerging Markets CD product was first issued on September 24, 2012 and all such CDs mature by September 25, 2017. The Evolving Economies CD reference index is comprised of four equally weighted currencies: Columbian peso, Indian rupee, Mexican peso, and Turkish lira. Evolving Economies CDs have a participation factor equal to the greater of 15% or the performance of the Evolving Economies CD reference index. The Evolving Economies CD product was first issued on September 23, 2013 and all such CDs mature by October 19, 2018.
Metals Based CDs—During 2012 and 2013, EB had outstanding four metals-based CDs: Gold Bullion, Silver Bullion, Diversified Metals and Timeless Metals CDs. The Gold Bullion and Silver Bullion CDs are tied to spot pricing. The Gold Bullion CD product was first issued on October 25, 2005 and all such CDs mature by June 17, 2015. The Silver Bullion CD product was first issued on August 28, 2007 and all such CDs mature by June 16, 2016. The Diversified Metals CD reference index is composed of three equally weighted precious metal commodities (gold, silver, and platinum) and tied to spot pricing. Diversified Metal CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Diversified Metals CD product was first issued on May 25, 2010 and all such CDs mature by August 17, 2015. The Timeless Metals CD reference index is comprised of of five equally weighted precious metal commodities (copper, nickel, silver, platinum, and gold) and tied to spot pricing. Timeless Metals CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Timeless Metals CD product was first issued on June 21, 2011 and all such CDs mature by August 30, 2016.
Deposits Denominated in Foreign Currency
A summary of foreign currency denominated deposits at December 31, 2013 and 2012 is as follows:

	2013	2012
Noninterest-bearing demand	$3,060	$391
Money market accounts	361,029	378,418
Time	433,626	594,010
	$797,715	$972,819

A summary of foreign currency denominated deposits by currency at December 31, 2013 and 2012 is as follows:

	2013	2012
Australian Dollar	$148,970	$225,918
Chinese Renminbi	99,992	101,402
Norwegian Krone	90,096	108,552
Canadian Dollar	89,491	112,956
Swiss Franc	79,952	85,511
Singapore Dollar	55,865	59,978
Euro	53,121	51,095
New Zealand Dollar	48,880	58,270
Brazilian Real	46,525	71,271
Pound Sterling	15,199	14,671
South African Rand	14,704	22,381
Other	54,920	60,814
	$797,715	$972,819